ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	$ 2,222		$ 4,068		$ (361)
Other comprehensive income	170		230		216
Ending balance	2,005		2,222		4,068
Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	581	[1]	473	[2],[3]	306	[2]
Other comprehensive income	195	[1]	108	[3]	167	[2]
Ending balance	776	[1]	581	[1]	473	[2],[3]
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	581		473
Other comprehensive income	195		108
Ending balance	776		581		473
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,161		1,090
Other comprehensive income	119		71
Ending balance	1,280		1,161		1,090
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(565)		(600)
Other comprehensive income	84		35
Ending balance	(481)		(565)		(600)
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(15)		(17)
Other comprehensive income	(8)		2
Ending balance	(23)		(15)		(17)
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0		0
Other comprehensive income	0		0
Ending balance	$ 0		$ 0		$ 0

[1]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[3]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.